Leases - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease expiration beginning year		2023
Lease expiration ending year		2030
Option to extend		true
Option to terminate		true
Operating lease costs		$ 1,117,193	$ 666,830
Sublease income		$ 196,465	$ 172,476
Operating Lease, Weighted Average Discount Rate, Percent		9.11%	6.00%
Remaining lease term, including the optional extension		5 years 10 months 24 days	2 years 7 months 6 days
Marpai Administrators
Lessee, Lease, Description [Line Items]
Sublease income	$ 14,000